Financial instruments related to commodity contracts - Fair value hierarchy (Details) - Financial instruments related to commodity contracts - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	$ 193	$ 348	$ 1,770
Crude oil, petroleum products and freight rates activities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(223)	130	1,157	$ 897
Gas, Renewables & Power activities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	416	218	613	$ 532
Level 1
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	239	387	94
Level 1 | Crude oil, petroleum products and freight rates activities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(49)	(22)	15
Level 1 | Gas, Renewables & Power activities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	288	409	79
Level 2
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(45)	(39)	1,676
Level 2 | Crude oil, petroleum products and freight rates activities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	(173)	152	1,142
Level 2 | Gas, Renewables & Power activities
Disclosure of detailed information about financial instruments [line items]
Fair value of financial instruments	$ 128	$ (191)	$ 534